INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income before income taxes, United States	$ 3,526,000,000	$ 3,029,000,000	$ 7,188,000,000
Income before income taxes, International	8,283,000,000	8,429,000,000	7,019,000,000
INCOME BEFORE INCOME TAXES	11,809,000,000	11,458,000,000	14,207,000,000
Income tax payments	981,000,000	1,612,000,000	1,766,000,000
Income tax expense (benefit)
Current income tax expense (benefit), United States	602,000,000	286,000,000	469,000,000
Deferred income tax expense (benefit), United States	936,000,000	898,000,000	586,000,000
Current income tax expense (benefit), State and Local	74,000,000	66,000,000	85,000,000
Deferred income tax expense (benefit), State and Local	33,000,000	27,000,000	2,000,000
Current income tax expense (benefit), International	1,415,000,000	1,425,000,000	1,212,000,000
Deferred income tax expense (benefit), International	(337,000,000)	110,000,000	16,000,000
Current income tax expense (benefit), total	2,091,000,000	1,777,000,000	1,766,000,000
Deferred income tax expense (benefit), total	632,000,000	1,035,000,000	604,000,000
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Statutory U.S. federal tax rate (as a percent)	35.00%	35.00%	35.00%
State and local income taxes - net of federal benefit (as a percent)	1.10%	0.90%	0.60%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate (as a percent)	(9.50%)	(9.50%)	(5.60%)
Reversal of valuation allowance (as a percent)	(2.40%)	0.00%	0.00%
Equity income or loss (as a percent)	(2.00%)	(1.40%)	(1.90%)
CCE transaction (as a percent)	0.00%	0.00%	(12.50%)
Sale of Norwegian and Swedish bottling operations (as a percent)	0.00%	0.00%	0.40%
Other operating charges (as a percent)	0.40%	0.30%	0.40%
Other - net (as a percent)	0.50%	(0.80%)	0.30%
Effective tax rate (as a percent)	23.10%	24.50%	16.70%
Tax expense (benefit) related to uncertain tax positions, including interest and penalties, foreign	133,000,000	(6,000,000)	265,000,000
Income Tax Expense (Benefit) Unusual or Infrequent Items Transaction Gains (Losses)	57,000,000	299,000,000
Net Gains From Investee Transactions and Equity Investment Sales	76,000,000	641,000,000
Proportionate share in impairment charges of equity method investee	(8,000,000)	53,000,000	66,000,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses		0.00%
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		17,000,000	26,000,000
Effective Income Tax Rate Reconciliation, Other Gains	0.30%	0.70%
Income Tax expenses (benefit) of unusual or infrequent items recorded by our equity method investees		(7,000,000)	(9,000,000)
Effective tax impact of unusual or infrequent items recorded by our equity method investees (as a percent)		0.10%	0.10%
Income Tax Expense (Benefit) Unusual or Infrequent Items Productivity, Integration, Restructuring, Transaction Costs and other activities	95,000,000	224,000,000	223,000,000
Unusual or Infrequent Item Operating	447,000,000	732,000,000	819,000,000
Effective tax impact of restructuring charges, asset impairments, transacton gains and others one-time items (as a percent)	0.40%	0.30%	0.40%
Income Tax Expense (Benefit) Amortization of Favorable Supply Contracts		(8,000,000)
Income Tax Expense (Benefit) Debt Repurchased, Extinguished and other Financial Items		(3,000,000)	(114,000,000)
Other infrequent or unusual charges net		19,000,000	493,000,000
Net charge on exchange, repayment or extinguishment of long-term debt		9,000,000
Income Tax Reconciliation, tax benefit due to impairments		(14,000,000)
Tax expense (benefit) related to uncertain tax positions, including interest and penalties, domestic		(2,000,000)	31,000,000
Uncertain tax positions, including interest and penalties, foreign (as a percent)	1.10%		1.90%
Tax benefit (charge) associated with the reversal of valuation allowance	283,000,000
Effective income tax rate impact related to debt extinguishment, remeasurement of subsidiary assets, other than temporary charges and donation (as a percent)			0.50%
Effective income tax rate uncertain tax positions, including interest and penalties, domestic (as a percent)			0.20%
Income Tax Expense (Benefit) Related to PreExisting Relationship			(99,000,000)
Gross balance of unrecognized tax benefit
Beginning balance of unrecognized tax benefits	320,000,000	387,000,000	354,000,000
Increases related to prior period tax positions	69,000,000	9,000,000	26,000,000
Decreases related to prior period tax positions	(15,000,000)	(19,000,000)	(10,000,000)
Increases related to current period tax positions	23,000,000	6,000,000	33,000,000
Decreases related to current period tax positions	0	(1,000,000)	0
Decreases related to settlements with taxing authorities	(45,000,000)	(5,000,000)	0
Reductions as a result of a lapse of the applicable statute of limitations	(36,000,000)	(46,000,000)	(1,000,000)
Increase related to acquisition of CCE's former North American business	0	0	6,000,000
Increases (decreases) from effects of foreign currency exchange rates	(14,000,000)	(11,000,000)	(21,000,000)
Ending balance of unrecognized tax benefits	302,000,000	320,000,000	387,000,000
Alternative jurisdictional tax benefits if tax positions do not prevail	115,000,000
Impact of unrecognized tax benefits on effective tax rate if Company were to prevail on all uncertain tax positions	187,000,000
Unrecognized tax benefits, interest and penalties accrued	113,000,000	110,000,000	112,000,000
Unrecognized tax expense (benefits), interest and penalties expense	33,000,000	(2,000,000)	17,000,000
Undistributed earnings of foreign subsidiaries	26,900,000,000
Disposal of Norwegian and Swedish Bottling Operations [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Income Tax Expense (Benefit) Unusual or Infrequent Items Transaction Gains (Losses)			261,000,000
Income Tax Expense (Benefit) Finalization of Working Capital Adjustments		(2,000,000)
Disposal of certain investments (as a percent)			0.40%
Coca Cola Enterprises Inc [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Gain related to remeasurement of our equity investment in CCE to fair value			4,978,000,000
Tax benefit related to remeasurement of equity investment to fair value upon acquisition of business			(34,000,000)
Effective Income tax rate reconciliation reversal of deferred tax liabilities			(12.50%)
Corporate
Income Taxes [Abstract]
INCOME BEFORE INCOME TAXES	(1,240,000,000)	(975,000,000)	2,984,000,000
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Net Gains From Investee Transactions and Equity Investment Sales		122,000,000
Unusual or Infrequent Item Operating	38,000,000	164,000,000	485,000,000
Equity Method Investments Impairment		41,000,000
Corporate | Disposal of Norwegian and Swedish Bottling Operations [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		(5,000,000)	597,000,000
Corporate | Coca Cola Enterprises Inc [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Gain related to remeasurement of our equity investment in CCE to fair value			4,978,000,000
Charge related to preexisting relationship			265,000,000
Productivity and Reinvestment [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Unusual or Infrequent Item Operating	$ 416,000,000